Equity Method Investments - 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Inotera
Related Party Transaction [Line Items]
Revenues from transactions with related parties	$ 55
Margin recognized from sales transactions with related parties	16
Inotera | Inventories | DRAM
Related Party Transaction [Line Items]
Purchases of DRAM products from Inotera	1,430	$ 2,370	$ 2,680
Tera Probe
Related Party Transaction [Line Items]
Related party purchases from Tera Probe	$ 70	$ 90	117
Aptina
Related Party Transaction [Line Items]
Revenues from transactions with related parties			43
Cost of goods sold from transactions with Aptina			$ 37